Financial instruments and financial risk management - Net gains or losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial instruments and financial risk management
Financial liabilities measured at Amortized cost (AC)	€ (386)	€ 7,900	€ (12,988)
Financial assets and financial liabilities measured at fair value through profit or loss (FVPL)			€ 2